INCOME TAXES (Tables)	12 Months Ended
Sep. 30, 2020
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Benefit
The income tax benefit from operations for the fiscal years ended September 30, consists of the following:

(Thousands)	2020	2019	2018
Current:
Federal	$(2,164)	$10,933	$(2,848)
State	6,763	3,530	4,563
Deferred:
Federal	28,817	4,103	(40,138)
State	3,400	4,003	7,181
Investment/production tax credits	(322)	(4,129)	(10,990)
Income tax expense (benefit)	$36,494	$18,440	$(42,232)

Schedule of Deferred Tax Assets and Liabilities
As of September 30, the temporary differences, which give rise to deferred tax assets (liabilities), consist of the following:

(Thousands)	2020	2019
Deferred tax assets
Investment tax credits (1)	$194,840	$156,153
	—	—
Federal net operating losses (2)	24,091	24,173
State net operating losses	33,233	25,302
Fair value of derivatives	13,979	9,673
Postemployment benefits	8,544	9,192
Incentive compensation	7,071	7,231
Amortization of intangibles	5,892	4,991
Overrecovered natural gas costs	7,244	—
Other	2,370	7,139
Total deferred tax assets	$297,264	$243,854
Less: Valuation allowance	(17,639)	(4,035)
Total deferred tax assets net of valuation allowance	$279,625	$239,819
Deferred tax liabilities
Property related items	$(359,604)	$(313,246)
Remediation costs	(10,207)	(10,720)
Investments in equity investees	(23,395)	(21,730)
Underrecovered natural gas costs	—	(2,657)
Conservation incentive plan	(5,345)	(942)
Other	(6,639)	(4,776)
Total deferred tax liabilities	$(405,190)	$(354,071)

Total net deferred tax liabilities	$(125,565)	$(114,252)
(1)Includes $898,000 and $2 million for NJNG for fiscal 2020 and 2019, respectively, which is being amortized over the life of the related assets.
(2)See discussion of federal net operating loss utilization in the Other Tax Items section of this note.

Schedule of Effective Income Tax Rate Reconciliation
A reconciliation of the U.S. federal statutory rate to the effective rate from operations for the fiscal years ended September 30, is as follows:

(Thousands)	2020	2019	2018
Statutory income tax expense	$41,896	$29,898	$45,961
Change resulting from:
Investment/production tax credits	(322)	(4,129)	(10,990)
Cost of removal of assets placed in service prior to 1981	(5,362)	(6,349)	(5,829)
AFUDC equity	(4,933)	(2,313)	(2,117)
State income taxes, net of federal benefit	11,965	6,262	7,322
NJ Unitary method change	(15,345)	—	—
Valuation allowance	13,604	—	—
Tax Act - utility excess deferred income taxes amortized (1)	(3,573)	(3,573)	(1,786)
Tax Act - nonutility excess deferred income taxes (1)	—	—	(59,627)
Tax Act - utility excess deferred income taxes refunded to customers (1)	—	—	(14,323)
Other	(1,436)	(1,356)	(843)
Income tax expense (benefit)	$36,494	$18,440	$(42,232)
Effective income tax rate (2) (3)	18.3%	14.0%	(23.9)%
(1)For a more detailed description, see The Tax Act section of this note.
(2)The U.S. federal statutory rate was 21 percent for both fiscal 2020 and 2019 and 24.5 percent for fiscal 2018.
(3)The effective tax rate without the impact of the Tax Act would have been 12.4 percent for fiscal 2018
Schedule of the Reserve for Uncertain Tax Benefits	The reserve for uncertain tax benefits for the fiscal year ended September 30, is as follows:

(Thousands)	2020	2019
Balance at October 1,	$4,930	$—
Additions based on tax positions related to the current fiscal period	—	4,930
Balance at period end	$4,930	$4,930